Statements of Cash Flows (Unaudited) (USD $)	12 Months Ended	18 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (143,575)	$ (44,444)
Stock issued for services		500
Changes in operating assets and liabilities:
(Increase) in accounts receivable	(10,364)
(Increase) in accrued interest receivable - related party	(6,542)
Increase in accounts payable	8,182	300
(Decrease) in accrued interest payable	(501)	501
Increase in accrued interest payable - related party	2,056	283
Net cash used in operating activities	(150,744)	(42,860)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for line of credit receivable - related party	(1,472,136)
Deposits	(100,000)
Net cash used in investing activities	(1,572,136)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from line of credit payable	381,740	35,000
Repayments on line of credit payable	(96,500)
Proceeds from notes payable - related party	3,500	10,000
Proceeds from sale of common stock, net of offering costs	1,428,000	4,000
Net cash provided by financing activities	1,716,740	49,000
NET CHANGE IN CASH	(6,140)	6,140
CASH AT BEGINNING OF PERIOD	6,140
CASH AT END OF PERIOD		6,140
SUPPLEMENTAL INFORMATION:
Interest paid
Income taxes paid
NON-CASH FINANCING ACTIVITIES:
Stock issued for services		500
Forgiveness of debt - related party	$ 14,202